Segment Information - Schedule of Revenues, Cost of Revenues and Gross Profits by Segment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 2,048,896		¥ 1,556,476	¥ 896,458
Cost of revenues	1,554,194	$ 238,875	1,280,324	785,867
Gross profit	494,702	$ 76,035	276,152	110,591
Xiaomi Wearable Products
Segment Reporting Information [Line Items]
Revenues	1,614,512		1,434,136	870,766
Cost of revenues	1,232,792		1,182,646	762,211
Gross profit	381,720		251,490	108,555
Self-branded Products and Others
Segment Reporting Information [Line Items]
Revenues	434,384		122,340	25,692
Cost of revenues	321,402		97,678	23,656
Gross profit	¥ 112,982		¥ 24,662	¥ 2,036